WARRANTS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Number of warrants granted			2,663,045	5,000
Warrants exercised	14,584		14,584	5,000
Proceeds from warrant exercises	$ 875	$ 15,000	$ 875	$ 15,001
Private Placement Warrants [Member]
Number of warrants granted			2,663,045
Warrants exercised			14,584
Warrants, expired and forfeited			3,027
Warrant [Member]
Number of warrants granted			2,663,045	5,000
Warrants exercised				5,000
Warrants, expired and forfeited				38,216
Warrants to purchase common stock			14,584	5,000
Proceeds from warrant exercises			$ 875	$ 15,000
Warrant valuation income/(expense)			$ 825,544	$ 0